Fair Value Measurement - Fair Value Measurements of Company's Long-Term Financial Instruments (Details) - Fixed Income Products - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Carrying Value	¥ 36,816	¥ 121,671
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Fair Value	41,062	144,086
Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Fair Value	¥ 41,062	¥ 144,086